Long-Term Debt and Other Borrowing Arrangements - Schedule of Senior Subordinated Notes (Detail)	12 Months Ended
Dec. 31, 2016
Senior Subordinated Notes Due 2019 [Member] | 2016 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	101.542%
Senior Subordinated Notes Due 2019 [Member] | 2017 and Thereafter [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.00%
Senior Subordinated Notes Due 2022 [Member] | 2017 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	102.75%
Senior Subordinated Notes Due 2022 [Member] | 2018 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	101.833%
Senior Subordinated Notes Due 2022 [Member] | 2019 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.917%
Senior Subordinated Notes Due 2022 [Member] | 2020 and Thereafter [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.00%
Senior Subordinated Notes Due 2023 [Member] | 2018 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	102.75%
Senior Subordinated Notes Due 2023 [Member] | 2019 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	101.833%
Senior Subordinated Notes Due 2023 [Member] | 2020 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.917%
Senior Subordinated Notes Due 2023 [Member] | 2021 and Thereafter [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.00%
Senior Subordinated Notes Due 2024 [Member] | 2019 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	102.625%
Senior Subordinated Notes Due 2024 [Member] | 2020 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	101.75%
Senior Subordinated Notes Due 2024 [Member] | 2021 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.875%
Senior Subordinated Notes Due 2024 [Member] | 2022 and Thereafter [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.00%
Senior Subordinated Notes Due 2026 [Member] | 2021 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	102.063%
Senior Subordinated Notes Due 2026 [Member] | 2022 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	101.375%
Senior Subordinated Notes Due 2026 [Member] | 2023 [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.688%
Senior Subordinated Notes Due 2026 [Member] | 2024 and Thereafter [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of the face amount of the notes	100.00%